Commitments (Details Narrative)	9 Months Ended
Apr. 30, 2022 USD ($)
Lease description	The Company is currently on a year-to-year lease arrangement for office and lab space in Philadelphia, Pennsylvania in the amount of approximately $16,000 per month.
Payments for lease commitment	$ 16,000